Inventories, net (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Nov. 30, 2022	May 31, 2023	May 31, 2024	Feb. 28, 2022
Inventory Realizable Value
Inventories, net		$ 0	$ 0
Inventory charged-off		$ 20,633
Other Assets | Samsung
Inventory Realizable Value
Specialized raw materials				$ 2,700
Resins
Inventory Realizable Value
Inventory charged-off	$ 16,300
Bulk Drug Substance
Inventory Realizable Value
Inventory charged-off	$ 1,700